Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Share Capital	Treasury Shares	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss	Accumulated Earnings	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 67,577	$ (6,834)	$ 291,952	$ 0	$ (34,639)	$ 134,089	$ 41,688	$ 493,833
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		0	0	0	0	23,082	8,419	31,501
Grant of share options	0	0	1,689	0	0	0	0	1,689
Share options cancelled	0	0	(181)	0	0	181	0	0
Exercise of share options	0	0	(1,655)	0	0	985	0	(670)
Disposal of treasury shares	0	(7)	0	0	0	(1,261)	0	(1,268)
Gain on issuance of shares by investees	0	0	965	0	0	0	0	965
Non-controlling interest's purchase price paid in excess of net assets acquired from parent	0	0	3,748	0	0	0	0	3,748
Transfer to contributed surplus	0	0	(200,000)	200,000	0	0	0	0
Non-controlling interest capital contribution	0	0	0	0	0	0	110,284	110,284
Other comprehensive income (loss)		0	0	0	15,820	0	2,282	18,102
Balance at Dec. 31, 2009	67,577	(6,841)	96,518	200,000	(18,819)	157,076	162,673	658,184
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	0	0	0	0	0	384	(5,825)	(5,441)
Grant of share options	0	0	1,869	0	0	0	0	1,869
Exercise of share options	231	0	(1,081)	0	0	610	0	(240)
Exercise of warrants	0	0	18,742	0	0	0	0	18,742
Stock and cash dividends	0	0	0	0	0	(79,815)	34,052	(45,763)
Incorporation costs	0	0	(40)	0	0	0	(528)	(568)
Disposal of treasury shares	0	4,561	0	0	0	(169)	0	4,392
Non-controlling interest's purchase price paid in excess of net assets acquired from parent	0	0	(56)	0	0	0	0	(56)
Non-controlling interest dividend	0	0	0	0	0	0	(3,120)	(3,120)
Acquisition of non-controlling interests (Note 26)	0	0	(15,667)	0	0	0	0	(15,667)
Disposal of shares in non-controlling interest	0	0	0	0	0	0	5,605	5,605
Other comprehensive income (loss)		0	0	0	(14,492)	0	(4,123)	(18,615)
Balance at Dec. 31, 2010	67,808	(2,280)	100,285	200,000	(33,311)	78,086	188,734	599,322
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	0	0	0	0	0	46,650	21,625	68,275
Grant of share options	0	0	1,970	0	0	0	0	1,970
Stock and cash dividends	0	0	0	0	0	(86,156)	0	(86,156)
Incorporation costs	0	0	40	0	0	0	0	40
Exercise of share options (including disposal of treasury shares)	825	2,280	12,493	0	0	(4,487)	667	11,778
Non-controlling interest dividend	0	0	0	0	0	0	(12,532)	(12,532)
Acquisition of non-controlling interests (Note 26)	11,604	0	3,853	0	1,377	0	(129,379)	(112,545)
Creation of non-controlling interest (Note 26)	0	0	183,010	0	0	0	104,773	287,783
Impact of transfer of Golar Freeze into Golar Partners (Note 26)	0	0	96,732	0	0	0	(96,732)	0
Other comprehensive income (loss)		0	0	0	(3,014)	0	899	(2,115)
Balance at Dec. 31, 2011	$ 80,237	$ 0	$ 398,383	$ 200,000	$ (34,948)	$ 34,093	$ 78,055	$ 755,820